UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ X ];          Amendment Number:__1____
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MERRILL LYNCH AND CO., INC.
Address: 4 World Financial Center
         New York, NY 10080

13F File Number: 028-03554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence Emerson
Title: Attorney-In-Fact
Phone: (212) 670-2756

Signature, Place and Date of Signing:

______________________________________________________________________
/s/ Lawrence Emerson     New York, NY     May 28, 2009

Merrill Lynch& Co., Inc. (ML&Co.) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934 and the rules promulgated thereunder. ML&Co. itself does not in fact exercise, and therefore disclaims, investment discretion with respect to Section 13(f) positions over which Managed Account Advisors, LLC in fact exercises investment discretion.
Section 13(f) securities positions managed by Managed Account Advisors,
LLC are reported on Form 13F filed by Managed Account Advisors, LLC.



Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

IQ Investment Advisors LLC

FORM 13F SUMMARY PAGE



Report Summary:




Number of Other Included Managers:
5



Form 13F Information Table Entry Total:
    6



Form 13F Information Table Value Total:
     $    21,420(thousands)



List of Other Included Managers:


No.   13F File Number          Name

2    028-00962      MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
6    028-07178      MERRILL LYNCH INTERNATIONAL
10   028-05437      MERRILL LYNCH BANK & TRUST COMPANY, FSB
12   028-11545      MERRILL LYNCH PROFESSIONAL CLEARING CORPORATION
18   028-12624      FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.










MERRILL LYNCH AND CO., INC.
FORM 13F INFORMATION TABLE
December 31, 2008
COLUMN 1                   COLUMN 2          COLUMN 3  COLUMN 4  COLUMN 5   COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE   SHARES/ SH/PRN  INVSTMT OTHR    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (x1000)  PRN AMT PUT/CALLDSCRETN MGRS   SOLE   SHARED  OTHER
TYCO INTL LTD NAMEN-A        COM             H89128104   20234  1034442SH      SOLE         2  1034442      0      0
TYCO INTL LTD NAMEN-A        OPTIONS         H89128104     387      198CALL    SOLE        12      198      0      0
TYCO INTL LTD NAMEN-A        OPTIONS         H89128104     262      134PUT     SOLE        12      134      0      0
TYCO INTL LTD NAMEN-A        COM             H89128104     162     8280SH      DEFINED     10     8280      0      0
TYCO INTL LTD NAMEN-A        COM             H89128104     247    12639SH      SOLE         6    12639      0      0
TYCO INTL LTD NAMEN-A        COM             H89128104     128     6555SH      SOLE        18     6555      0      0